Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2011
Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Information

	FIRST		SECOND		THIRD		FOURTH		FULL
	QUARTER		QUARTER		QUARTER		QUARTER		YEAR
	2010	2011	2010	2011	2010	2011	2010	2011	2010	2011
Net sales	$4,828	5,535	4,953	5,854	5,417	6,288	5,841	6,545	21,039	24,222
Gross profit	$1,868	2,163	1,963	2,306	2,164	2,498	2,331	2,590	8,326	9,557
Earnings from continuing operations common stockholders	$417	480	408	556	581	683	572	735	1,978	2,454
Net earnings common stockholders	$425	480	405	556	585	683	749	761	2,164	2,480

Earnings per common share from continuing operations:
Basic	$0.55	0.63	0.54	0.74	0.77	0.91	0.76	0.98	2.62	3.26
Diluted	$0.55	0.63	0.54	0.73	0.76	0.90	0.75	0.98	2.60	3.24

Net earnings per common share:
Basic	$0.56	0.63	0.54	0.74	0.78	0.91	0.99	1.02	2.87	3.29
Diluted	$0.56	0.63	0.53	0.73	0.77	0.90	0.98	1.01	2.84	3.27

Dividends per common share	$0.335	0.345	0.335	0.345	0.335	0.345	0.335	0.345	1.34	1.38

Common stock prices:
High	$43.71	58.74	51.10	62.24	53.73	61.29	53.82	58.47	53.82	62.24
Low	$37.45	52.12	41.22	55.86	42.69	50.84	42.73	41.31	37.45	41.31